VITAL ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2022
Vital Acquisition
SCHEDULE OF CONTINGENT CONSIDERATION

Contingent consideration
Fair value of contingent consideration	$4,797,717
Change in fair value of contingent consideration	(4,103,487)
Contingent consideration at December 31, 2021	694,230
Change in fair value of contingent consideration	(310,948)
Contingent consideration at September 30, 2022 (note 17)	$383,282

SCHEDULE OF PURCHASE PRICE ALLOCATION FOR VITAL INTELLIGENCE

The purchase price allocation (“PPA”) is as follows:

Number of units of Draganfly Inc.	578,248
Fair value of units	$14.43
Fair value of units of Draganfly Inc.	$8,342,966
Cash portion of purchase price	466,643
Total	$8,809,609

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)

4.	VITAL ACQUISITION (CONT’D)

Identifiable intangible assets
Brand	$23,000
Software	433,000
456,000
Goodwill	8,353,609
Total consideration	$8,809,609